(Loss) Earnings Per Share - Basic and Diluted (Loss) Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (Loss) Income	$ (52,055)	$ (129,144)	$ (21,365)	$ (44,434)	$ 98,198	$ 106,839	$ (202,564)	$ 160,603
Weighted average number of common shares – basic (in shares)	33,898,299			33,738,143			33,846,115	33,712,124
Dilutive effect of stock-based awards (in shares)	0			0			0	230,067
Weighted average number of common shares – diluted (in shares)	33,898,299			33,738,143			33,846,115	33,942,191
(Loss) earnings per common share:
– Basic (usd per share)	$ (1.54)			$ (1.32)			$ (5.98)	$ 4.76
– Diluted (usd per share)	$ (1.54)			$ (1.32)			$ (5.98)	$ 4.73